UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07261
CREDIT SUISSE TRUST
(Exact name of registrant as specified in charter)
c/o Credit Suisse Asset Management, LLC 466 Lexington Avenue New York, New York		10017
(Address of principal executive offices)		(Zip code)
J. Kevin Gao, Esq. 466 Lexington Avenue New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 875-3500

Date of fiscal year end:	December 31st

Date of reporting period:	July 1, 2004 to September 30, 2004

Item 1:           Schedule of Investments

Credit Suisse Trust - International Focus Portfolio

Schedule of Investments

September 30, 2004 (unaudited)

	Number of Shares	Value
COMMON STOCKS (98.3%)
Belgium (1.1%)
Beverages (1.1%)
InBev	25,045	$837,060

TOTAL BELGIUM		837,060

China (0.5%)
Diversified Telecommunication Services (0.5%)
China Telecom Corporation, Ltd. ADR§	11,910	384,693

TOTAL CHINA		384,693

Finland (1.0%)
Paper & Forest Products (1.0%)
Stora Enso Oyj	58,200	788,441

TOTAL FINLAND		788,441

France (12.8%)
Automobiles (1.8%)
Renault SA§	17,240	1,411,546

Banks (2.9%)
BNP Paribas SA§	20,510	1,327,884
Credit Agricole SA	35,535	972,114
		2,299,998

Diversified Telecommunication Services (1.9%)
France Telecom SA§	60,240	1,505,101

Insurance (2.4%)
Axa*	92,620	1,878,604

Media (2.1%)
Lagardere S.C.A.§	27,202	1,693,595

Textiles & Apparel (1.7%)
LVMH Moet Hennessy Louis Vuitton SA§	19,730	1,320,803

TOTAL FRANCE		10,109,647

Germany (5.9%)
Banks (1.7%)
Bayerische Hypo-und Vereinsbank AG	68,210	1,312,985

Electric Utilities (2.0%)
E.ON AG	21,440	1,584,123

Electrical Equipment (1.7%)
Siemens AG	18,065	1,332,806

Machinery (0.5%)
MAN AG*	11,975	410,095

TOTAL GERMANY		4,640,009

	Number of Shares	Value

Hong Kong (1.0%)
Real Estate (1.0%)
Sun Hung Kai Properties, Ltd.	84,000	791,679

TOTAL HONG KONG		791,679

Italy (5.0%)
Banks (2.2%)
SanPaolo IMI SpA§	158,800	1,793,575

Oil & Gas (2.8%)
Eni SpA*§	97,740	2,193,665

TOTAL ITALY		3,987,240

Japan (17.7%)
Auto Components (1.7%)
Bridgestone Corp.	43,000	798,698
Stanley Electric Company, Ltd.	41,500	581,582
		1,380,280

Banks (1.5%)
Bank of Yokohama, Ltd.	217,000	1,165,935

Diversified Financials (1.9%)
Nikko Cordial Corp.§	174,000	705,185
ORIX Corp.	8,200	838,689
		1,543,874

Electronic Equipment & Instruments (3.2%)
Omron Corp.	66,400	1,463,979
Rohm Company, Ltd.	10,400	1,045,591
		2,509,570

Household Products (2.3%)
Uni-Charm Corp.§	37,200	1,845,954

Machinery (2.9%)
Komatsu, Ltd.§	148,000	952,903
THK Company, Ltd.§	79,600	1,338,582
		2,291,485

Specialty Retail (1.5%)
Yamada Denki Company, Ltd.	33,900	1,170,868

Trading Companies & Distributors (2.2%)
Mitsubishi Corp.§	158,000	1,707,635

Wireless Telecommunication Services (0.5%)
NTT DoCoMo, Inc.	219	371,456

TOTAL JAPAN		13,987,057

Mexico (1.6%)
Wireless Telecommunication Services (1.6%)
America Movil SA de CV ADR, Series L	33,090	1,291,503

TOTAL MEXICO		1,291,503

	Number of Shares	Value

Netherlands (7.4%)
Air Freight & Couriers (1.1%)
TPG NV	34,650	847,508

Banks (1.7%)
ABN AMRO Holding NV	58,740	1,337,560

Diversified Financials (2.3%)
ING Groep NV	72,835	1,841,886

Food Products (2.3%)
Royal Numico NV*	57,130	1,823,124

TOTAL NETHERLANDS		5,850,078

Singapore (1.6%)
Banks (1.6%)
United Overseas Bank, Ltd.	150,847	1,227,686

TOTAL SINGAPORE		1,227,686

South Korea (2.2%)
Banks (0.9%)
Industrial Bank of Korea	122,400	751,996

Semiconductor Equipment & Products (1.3%)
Samsung Electronics Company, Ltd.	2,525	1,003,143

TOTAL SOUTH KOREA		1,755,139

Spain (1.8%)
Oil & Gas (1.8%)
Repsol YPF SA*§	64,120	1,407,836

TOTAL SPAIN		1,407,836

Sweden (2.1%)
Machinery (2.1%)
Sandvik AB§	48,960	1,696,003

TOTAL SWEDEN		1,696,003

Switzerland (6.7%)
Banks (2.0%)
UBS AG	23,030	1,622,902

Food Products (1.0%)
Nestle SA	3,310	759,784

Insurance (1.0%)
Swiss Re*	13,505	778,715

Pharmaceuticals (2.7%)
Novartis AG	45,971	2,145,751

TOTAL SWITZERLAND		5,307,152

	Number of Shares	Value

Taiwan (2.9%)
Banks (1.0%)
Mega Financial Holding Company, Ltd.	1,272,000	801,214

Computers & Peripherals (1.0%)
Compal Electronics, Inc.	734,051	728,353

Semiconductor Equipment & Products (0.9%)
Taiwan Semiconductor Manufacturing Company, Ltd.	570,516	724,329

TOTAL TAIWAN		2,253,896

United Kingdom (27.0%)
Banks (3.7%)
HSBC Holdings PLC	97,600	1,557,838
Royal Bank of Scotland Group PLC	46,080	1,331,345
		2,889,183

Commercial Services & Supplies (3.9%)
Capita Group PLC	293,932	1,751,921
Hays PLC	553,280	1,331,140
		3,083,061

Food Products (2.7%)
Cadbury Schweppes PLC	123,211	945,251
Unilever PLC	149,320	1,217,008
		2,162,259

Industrial Conglomerates (0.9%)
FKI PLC	316,836	688,426

Metals & Mining (0.6%)
BHP Billiton PLC	41,960	442,565

Multiline Retail (1.7%)
Marks & Spencer Group PLC§	217,980	1,354,163

Oil & Gas (4.5%)
BP PLC	209,130	1,995,720
Shell Transportation & Trading Company PLC	213,500	1,566,769
		3,562,489

Pharmaceuticals (3.9%)
AstraZeneca PLC	28,735	1,173,135
GlaxoSmithKline PLC	89,920	1,939,935
		3,113,070

Tobacco (1.5%)
Imperial Tobacco Group PLC	53,600	1,169,016

Transportation Infrastructure (2.5%)
BAA PLC	199,470	1,998,132

Wireless Telecommunication Services (1.1%)
Vodafone Group PLC	347,000	832,170

	Number of Shares	Value

TOTAL UNITED KINGDOM		21,294,534

TOTAL COMMON STOCKS (Cost $68,720,149)		77,609,653

SHORT-TERM INVESTMENT (24.4%)
State Street Navigator Prime Fund§§ (Cost $19,257,848)	19,257,848	19,257,848

	Par (000)
SHORT-TERM INVESTMENT (1.0%)
State Street Bank and Trust Co. Euro Time Deposit, 1.000%, 10/01/04 (Cost $792,000)	$792	792,000

TOTAL INVESTMENTS AT VALUE (123.7%) (Cost $88,769,997)		97,659,501

LIABILITIES IN EXCESS OF OTHER ASSETS (-23.7%)		(18,685,405)

NET ASSETS (100.0%)		$78,974,096

INVESTMENT ABBREVIATIONS

ADR = American Depositary Receipt

*                                         Non-income producing security.

§                                         Security or portion thereof is out on loan.

§§                                  Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  The Portfolio’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees.  The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

Federal Income Tax Cost – At September 30, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $88,769,997, $11,339,839, $(2,450,335) and $8,889,504, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Credit Suisse Trust - Emerging Markets Portfolio

Schedule of Investments

September 30, 2004 (unaudited)

	Number of Shares	Value
COMMON STOCKS (93.3%)
Brazil (6.7%)
Aerospace & Defense (0.4%)
Empresa Brasileira de Aeronautica SA ADR	14,500	$382,800

Airlines (0.8%)
Gol-Linhas Aereas Inteligentes SA ADR*§	33,200	673,960

Banks (0.5%)
Unibanco - Uniao de Bancos Brasileiros SA GDR	18,000	436,140

Diversified Telecommunication Services (1.1%)
Brasil Telecom Participacoes SA ADR	14,300	463,320
Tele Norte Leste Participacoes SA	18,000	223,253
Tele Norte Leste Participacoes SA ADR§	21,300	281,799
		968,372

Metals & Mining (0.6%)
Companhia Siderurgica Nacional SA	34,700	538,888

Oil & Gas (2.6%)
Petroleo Brasileiro SA - Petrobras ADR§	68,300	2,259,390

Paper & Forest Products (0.7%)
Aracruz Celulose SA ADR	18,600	616,032

TOTAL BRAZIL		5,875,582

Chile (1.4%)
Banks (0.5%)
Banco Santander Chile SA ADR	15,200	424,688

Diversified Telecommunication Services (0.3%)
Compania de Telecomunicaciones de Chile SA ADR§	27,300	302,757

Electric Utilities (0.6%)
Empresa Nacional de Electricidad SA	930,000	487,190

TOTAL CHILE		1,214,635

China (4.6%)
Chemicals (0.6%)
Sinopec Yizheng Chemical Fibre Company, Ltd. Series H	2,132,000	488,969

Diversified Telecommunication Services (1.2%)
China Telecom Corporation, Ltd. Series H	3,301,000	1,067,883

Electric Utilities (1.0%)
Huaneng Power International, Inc. Series H	1,114,000	900,916

Household Durables (0.4%)
Guangdong Kelon Electrical Holdings Company, Ltd. Series H*	1,052,000	376,697

Insurance (1.4%)
China Life Insurance Company, Ltd. Series H*	1,866,000	1,207,181

TOTAL CHINA		4,041,646

	Number of Shares	Value
Hong Kong (2.5%)
Industrial Conglomerates (0.8%)
Golden Meditech Company, Ltd.	3,088,000	670,225

Oil & Gas (1.0%)
CNOOC, Ltd.	1,750,000	915,090

Textiles & Apparel (0.7%)
Ports Design, Ltd.	342,500	631,642

TOTAL HONG KONG		2,216,957

Hungary (0.9%)
Oil & Gas (0.9%)
MOL Magyar Olaj-es Gazipari Rt.	16,200	793,470

TOTAL HUNGARY		793,470

India (2.3%)
Chemicals (1.1%)
Reliance Industries, Ltd. GDR, Rule 144A‡	42,600	995,562

IT Consulting & Services (1.0%)
Infosys Technologies, Ltd. ADR§	8,100	458,460
Tata Consultancy Services, Ltd.	19,722	440,358
		898,818

Pharmaceuticals (0.2%)
Ranbaxy Laboratories, Ltd. GDR	6,300	151,200

TOTAL INDIA		2,045,580

Indonesia (0.8%)
Banks (0.3%)
PT Bank Danamon Indonesia Tbk	771,000	314,274

Diversified Telecommunication Services (0.5%)
PT Telekomunikasi Indonesia*	912,000	413,188

TOTAL INDONESIA		727,462

Israel (3.1%)
Banks (0.8%)
Bank Hapoalim, Ltd.	235,200	653,370

Diversified Financials (0.4%)
IDB Development Corporation, Ltd.	16,000	386,429

Internet Software & Services (0.6%)
Check Point Software Technologies, Ltd.*	28,200	478,554

Pharmaceuticals (1.3%)
Teva Pharmaceutical Industries, Ltd. ADR§	44,300	1,149,585

TOTAL ISRAEL		2,667,938

	Number of Shares	Value
Malaysia (5.8%)
Banks (1.0%)
Commerce Asset-Holding Berhad	732,200	866,914

Diversified Financials (2.4%)
Public Bank Berhad	1,242,800	2,076,057

Diversified Telecommunication Services (1.4%)
Telekom Malaysia Berhad	418,000	1,232,133

Media (1.0%)
Astro All Asia Networks PLC*	707,900	909,093

TOTAL MALAYSIA		5,084,197

Mexico (7.5%)
Beverages (0.7%)
Fomento Economico Mexicano SA de CV ADR	9,700	428,546
Grupo Modelo SA de CV Series C	81,400	197,744
		626,290

Construction & Engineering (0.5%)
Empresas ICA Sociedad Controladora SA de CV*	1,348,000	458,692

Construction Materials (0.5%)
Cemex SA de CV ADR	14,461	406,933

Diversified Telecommunication Services (1.0%)
Telefonos de Mexico SA de CV ADR	26,700	861,609

Food Products (0.3%)
Grupo Bimbo SA de CV Series A	101,800	222,125

Household Durables (0.5%)
Consorcio ARA SA de CV*	150,000	427,538

Media (0.5%)
Grupo Televisa SA ADR	7,700	406,021

Metals & Mining (0.7%)
Grupo Mexico SA de CV Series B*	159,050	641,501

Multiline Retail (0.4%)
Wal-Mart de Mexico SA de CV Series V	105,500	357,696

Real Estate (0.8%)
Desarrolladora Homex SA de CV ADR*	19,600	404,740
Urbi Desarrollos Urbanos SA de CV*	81,924	299,604
		704,344

Wireless Telecommunication Services (1.6%)
America Movil SA de CV ADR, Series L	36,458	1,422,956

TOTAL MEXICO		6,535,705

Peru (0.6%)
Metals & Mining (0.6%)
Compania de Minas Buenaventura SA ADR	22,400	532,000

	Number of Shares	Value
TOTAL PERU		532,000

Russia (5.3%)
Banks (0.5%)
Sberbank RF	1,100	457,600

Investment Company (1.7%)
Novy Neft II, Ltd.*	120,700	1,502,981

Oil & Gas (1.8%)
Lukoil ADR	12,600	1,571,850

Wireless Telecommunication Services (1.3%)
AO VimpelCom ADR*	10,500	1,142,400

TOTAL RUSSIA		4,674,831

Singapore (1.1%)
Chemicals (1.1%)
Hi-P International, Ltd.§	929,000	944,658

TOTAL SINGAPORE		944,658

South Africa (12.9%)
Banks (2.3%)
FirstRand, Ltd.	191,600	358,640
Standard Bank Group, Ltd.	212,450	1,670,398
		2,029,038

Diversified Telecommunication Services (0.4%)
Telkom South Africa, Ltd.	34,970	398,015

Household Durables (1.1%)
Steinhoff International Holdings, Ltd.	672,597	1,012,791

Industrial Conglomerates (0.9%)
Bidvest Group, Ltd.	77,000	750,398

Insurance (1.0%)
Sanlam, Ltd.	506,000	856,488

Media (1.1%)
Naspers, Ltd. N Shares	119,000	941,157

Metals & Mining (4.0%)
Anglo American PLC	111,900	2,670,832
AngloGold Ashanti, Ltd.	11,500	445,884
Kumba Resources, Ltd.	51,500	313,206
		3,429,922

Oil & Gas (1.5%)
Sasol	71,500	1,330,316

Specialty Retail (0.6%)
JD Group, Ltd.	66,500	526,865

TOTAL SOUTH AFRICA		11,274,990

	Number of Shares	Value
South Korea (16.5%)
Auto Components (0.9%)
Hankook Tire Company, Ltd.	91,790	823,491

Automobiles (0.5%)
Hyundai Motor Company, Ltd.	9,400	432,664

Banks (2.2%)
Daegu Bank	156,050	889,140
Industrial Bank of Korea	95,390	586,053
Shinhan Financial Group Company, Ltd.	24,700	426,285
		1,901,478

Household Durables (2.0%)
LG Electronics, Inc.§	30,300	1,739,942

Internet Software & Services (0.7%)
NCsoft Corp.*	8,030	659,405

Semiconductor Equipment & Products (8.3%)
Samsung Electronics Company, Ltd.	16,080	6,388,331
Samsung Techwin Company, Ltd.*	115,700	888,311
		7,276,642

Wireless Telecommunication Services (1.9%)
SK Telecom Company, Ltd.	4,100	625,806
SK Telecom Company, Ltd. ADR§	52,000	1,011,400
		1,637,206

TOTAL SOUTH KOREA		14,470,828

Taiwan (13.2%)
Automobiles (1.0%)
China Motor Corp.	682,000	835,855

Banks (3.3%)
Chinatrust Financial Holding Company, Ltd.	33,853	36,470
Mega Financial Holding Company, Ltd.	2,284,000	1,438,658
Taishin Financial Holdings Company, Ltd.	1,753,219	1,414,413
		2,889,541

Computers & Peripherals (3.3%)
Acer, Inc.	1,554,215	2,103,471
Advantech Company, Ltd.	393,394	806,066
		2,909,537

Diversified Financials (0.7%)
First Financial Holding Company, Ltd.*	845,000	629,299

Food Products (1.0%)
Uni-President Enterprises Corp.	1,900,000	916,615

Insurance (1.5%)
Cathay Financial Holding Company, Ltd.	684,000	1,289,160

	Number of Shares	Value
Real Estate (1.3%)
Cathay Real Estate Development Company, Ltd.	2,103,000	1,126,201

Semiconductor Equipment & Products (1.1%)
Taiwan Semiconductor Manufacturing Company, Ltd.	376,552	478,069
United Microelectronics Corp.	848,662	511,330
		989,399

TOTAL TAIWAN		11,585,607

Thailand (3.9%)
Banks (1.1%)
Siam City Bank Public Company, Ltd.	1,790,300	981,046

Construction Materials (1.9%)
Siam Cement Public Company, Ltd.	258,900	1,664,742

Wireless Telecommunication Services (0.9%)
Advanced Info Service Public Company, Ltd.	332,500	802,655

TOTAL THAILAND		3,448,443

Turkey (3.1%)
Banks (1.7%)
Akbank T.A.S.	219,083,011	989,548
Turkiye Garanti Bankasi AS	139,134,000	466,706
		1,456,254

Diversified Financials (1.4%)
Koc Holding AS	214,804,000	1,257,708

TOTAL TURKEY		2,713,962

Venezuela (1.1%)
Diversified Telecommunication Services (1.1%)
Compania Anonima Nacional Telefonos de Venezuela ADR	43,700	984,561

TOTAL VENEZUELA		984,561

TOTAL COMMON STOCKS (Cost $67,869,169)		81,833,052

PREFERRED STOCKS (3.5%)
Brazil (3.5%)
Banks (0.8%)
Banco Itau Holding Financeira	6,370,000	707,406

Diversified Telecommunication Services (0.4%)
Telemar Norte Leste SA	7,300	129,327
Telesp-Telecomunicacoes de Sao Paulo SA	13,100,000	229,101
		358,428

	Number of Shares	Value
Electric Utilities (0.7%)
Companhia Energetica de Minas Gerais	31,700,000	667,485

Metals & Mining (1.6%)
Companhia Vale do Rio Doce ADR	59,900	1,153,075
Usinas Siderurgicas de Minas Gerais SA Series A	14,400	223,127
		1,376,202

TOTAL PREFERRED STOCKS (Cost $1,909,345)		3,109,521

WARRANT (1.0%)
India (1.0%)
Diversified Financials (1.0%)
UBS AG expires 5/20/05* (Cost $1,079,818)	108,800	837,878

RIGHTS (0.0%)
Thailand (0.0%)
Diversified Telecommunication Services (0.0%)
TelecomAsia Corp. Public Company, Ltd.* (Cost $0)	50,021	0

SHORT-TERM INVESTMENT (8.6%)
State Street Navigator Prime Fund§§ (Cost $7,514,086)	7,514,086	7,514,086

	Par (000)
SHORT-TERM IN VESTMENT (1.6%)
State Street Bank and Trust Co. Euro Time Deposit, 1.000%, 10/01/04 (Cost $1,415,000)	$1,415	1,415,000

TOTAL INVESTMENTS AT VALUE (108.0%) (Cost $79,787,418)		94,709,537

LIABILITIES IN EXCESS OF OTHER ASSETS (-8.0%)		(7,049,520)

NET ASSETS (100.0%)		$87,660,017

INVESTMENT ABBREVIATIONS

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

*      Non-income producing security.

‡      Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2004, these securities amounted to a value of $995,562 or 1.14% of net assets.

§      Security or portion thereof is out on loan.

§§   Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  The Portfolio’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees.  The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

Federal Income Tax Cost – At September 30, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $79,787,418, $16,375,263, $(1,453,144) and $14,922,119, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Credit Suisse Trust - Large Cap Value Portfolio

Schedule of Investments

September 30, 2004 (unaudited)

	Number of Shares	Value
COMMON STOCKS (96.4%)
Aerospace & Defense (6.0%)
Boeing Co.	9,900	$511,038
Lockheed Martin Corp.	18,600	1,037,508
United Technologies Corp.	9,700	905,786
		2,454,332

Auto Components (3.3%)
Johnson Controls, Inc.	11,900	676,039
Lear Corp.	12,300	669,735
		1,345,774

Banks (10.5%)
Bank of America Corp.	42,800	1,854,524
Wachovia Corp.	21,900	1,028,205
Washington Mutual, Inc.	7,800	304,824
Wells Fargo & Co.	18,700	1,115,081
		4,302,634

Building Products (1.0%)
American Standard Companies, Inc.*	10,300	400,773

Chemicals (3.3%)
Du Pont (E. I.) de Nemours & Co.	20,800	890,240
PPG Industries, Inc.	7,800	477,984
		1,368,224

Commercial Services & Supplies (0.9%)
Cendant Corp.	18,000	388,800

Computers & Peripherals (3.1%)
Hewlett-Packard Co.	45,416	851,550
International Business Machines Corp.	5,100	437,274
		1,288,824

Containers & Packaging (0.8%)
Smurfit-Stone Container Corp.*	17,000	329,290

Diversified Financials (7.7%)
Citigroup, Inc.	27,400	1,208,888
Lehman Brothers Holdings, Inc.	7,700	613,844
Morgan Stanley	12,300	606,390
State Street Corp.	16,700	713,257
		3,142,379

Diversified Telecommunication Services (3.9%)
ALLTEL Corp.	6,700	367,897
BellSouth Corp.	18,900	512,568
Verizon Communications, Inc.	18,100	712,778
		1,593,243

Electric Utilities (2.3%)
Calpine Corp.*	157,000	455,300
Progress Energy, Inc.	11,200	474,208
		929,508

	Number of Shares	Value
Electrical Equipment (0.9%)
Emerson Electric Co.	6,100	377,529

Energy Equipment & Services (2.4%)
BJ Services Co.	9,800	513,618
Weatherford International, Ltd.*	9,400	479,588
		993,206

Food Products (1.9%)
Dean Foods Co.*	6,600	198,132
General Mills, Inc.	12,600	565,740
		763,872

Healthcare Equipment & Supplies (1.0%)
Boston Scientific Corp.*	10,800	429,084

Healthcare Providers & Services (1.5%)
Aetna, Inc.	6,300	629,559

Hotels, Restaurants & Leisure (1.1%)
McDonald’s Corp.	16,400	459,692

Industrial Conglomerates (6.0%)
General Electric Co.	24,200	812,636
Textron, Inc.	9,400	604,138
Tyco International, Ltd.	34,800	1,066,968
		2,483,742

Insurance (8.1%)
Allstate Corp.	12,700	609,473
Hartford Financial Services Group, Inc.	19,800	1,226,214
Prudential Financial, Inc.	18,900	889,056
St. Paul Companies, Inc.	18,600	614,916
		3,339,659

Machinery (3.4%)
Eaton Corp.	10,200	646,782
ITT Industries, Inc.	9,200	735,908
		1,382,690

Media (3.1%)
Gannett Company, Inc.	4,900	410,424
Tribune Co.	7,700	316,855
Viacom, Inc. Class B	16,500	553,740
		1,281,019

Metals & Mining (1.1%)
Alcoa, Inc.	12,900	433,311

Oil & Gas (11.2%)
Apache Corp.	10,100	506,111
Burlington Resources, Inc.	12,200	497,760
ConocoPhillips	16,902	1,400,331
Exxon Mobil Corp.	25,600	1,237,248
Marathon Oil Corp.	12,500	516,000
Murphy Oil Corp.	5,200	451,204
		4,608,654

	Number of Shares	Value
Paper & Forest Products (2.2%)
MeadWestvaco Corp.	27,700	883,630

Pharmaceuticals (3.9%)
Johnson & Johnson	13,600	766,088
Pfizer, Inc.	12,400	379,440
Schering-Plough Corp.	23,900	455,534
		1,601,062

Road & Rail (2.4%)
Burlington Northern Santa Fe Corp.	25,200	965,412

Semiconductor Equipment & Products (0.9%)
Intel Corp.	18,400	369,104

Specialty Retail (0.9%)
TJX Companies, Inc.	17,200	379,088

Tobacco (1.6%)
Altria Group, Inc.	13,600	639,744

TOTAL COMMON STOCKS (Cost $35,466,449)		39,563,838

	Par (000)
SHORT-TERM INVESTMENT (1.6%)
State Street Bank and Trust Co. Euro Time Deposit, 1.000%, 10/01/04 (Cost $659,000)	$659	659,000

TOTAL INVESTMENTS AT VALUE (98.0%) (Cost $36,125,449)		40,222,838

OTHER ASSETS IN EXCESS OF LIABILITIES (2.0%)		824,587

NET ASSETS (100.0%)		$41,047,425

*              Non-income producing security.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The Portfolio’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

Federal Income Tax Cost – At September 30, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $36,125,449, $5,254,208, $(1,156,819) and $4,097,389, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders.  This information is also available on the Portfolio’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission - http://www.sec.gov.

Credit Suisse Trust - Global Post-Venture Capital Portfolio

Schedule of Investments

September 30, 2004 (unaudited)

	Number of Shares	Value
COMMON STOCKS (94.5%)
Australia (1.1%)
Machinery (1.1%)
Bradken, Ltd.*	449,431	$1,051,512

TOTAL AUSTRALIA		1,051,512

Canada (1.5%)
Leisure Equipment & Products (1.5%)
Mega Bloks*	64,960	962,427
Mega Bloks, Rule 144A *‡	37,100	551,128

TOTAL CANADA		1,513,555

China (3.0%)
Internet Software & Services (3.0%)
Shanda Interactive Entertainment, Ltd. ADR*	44,500	1,068,000
SINA Corp.§*	76,500	1,949,985

TOTAL CHINA		3,017,985

Denmark (1.7%)
Electrical Equipment (1.7%)
Vestas Wind Systems AS	119,200	1,729,536

TOTAL DENMARK		1,729,536

France (2.8%)
Office Electronics (2.8%)
Neopost SA	42,535	2,738,046

TOTAL FRANCE		2,738,046

Germany (0.5%)
Biotechnology (0.5%)
Epigenomics AG§*	53,020	513,637

TOTAL GERMANY		513,637

Hong Kong (1.3%)
Electronic Equipment & Instruments (1.3%)
Techtronic Industries Company, Ltd.	672,100	1,322,604

TOTAL HONG KONG		1,322,604

Ireland (1.4%)
Airlines (1.4%)
Ryanair Holdings PLC*	80,300	399,053
Ryanair Holdings PLC ADR§*	33,580	980,536

TOTAL IRELAND		1,379,589

Israel (1.0%)
Internet Software & Services (1.0%)
Check Point Software Technologies, Ltd.*	57,200	970,684

TOTAL ISRAEL		970,684

	Number of Shares	Value
Japan (6.2%)
Chemicals (1.2%)
Kuraray Company, Ltd.	163,000	1,223,588

Hotels, Restaurants & Leisure (1.8%)
Round One Corp.§	844	1,801,487

Internet Software & Services (1.4%)
Softbank Corp.	29,000	1,345,133

Specialty Retail (1.8%)
USS Company, Ltd.	23,610	1,781,943

TOTAL JAPAN		6,152,151

Netherlands (1.9%)
Food Products (1.9%)
Nutreco Holdings NV	61,091	1,915,993

TOTAL NETHERLANDS		1,915,993

Norway (1.5%)
Electronic Equipment & Instruments (1.5%)
Tandberg ASA§	163,330	1,478,034

TOTAL NORWAY		1,478,034

Sweden (4.2%)
Healthcare Equipment & Supplies (2.4%)
Getinge AB Class B§	194,000	2,365,139

Machinery (1.8%)
Alfa Laval AB§	119,800	1,749,522

TOTAL SWEDEN		4,114,661

Switzerland (1.6%)
Healthcare Equipment & Supplies (1.6%)
Nobel Biocare Holding AG	10,328	1,605,889

TOTAL SWITZERLAND		1,605,889

Taiwan (0.2%)
Semiconductor Equipment & Products (0.2%)
MediaTek, Inc.	23,942	160,688

TOTAL TAIWAN		160,688

United Kingdom (10.6%)
Automobile Parts & Equipment (3.2%)
Halfords Group PLC*	599,300	3,166,631

Commercial Services & Supplies (2.1%)
Michael Page International PLC	612,750	2,053,427

Hotels, Restaurants & Leisure (3.3%)
Enterprise Inns PLC	156,660	1,618,479
William Hill PLC	167,810	1,619,553
		3,238,032

	Number of Shares	Value
Insurance (0.5%)
Admiral Group PLC*	105,900	551,898

Software (1.5%)
Sage Group PLC	500,300	1,469,989

TOTAL UNITED KINGDOM		10,479,977

United States (54.0%)
Communications Equipment (0.6%)
Harmonic, Inc.§*	89,700	596,505

Construction & Engineering (1.2%)
Infrasource Services, Inc.*	110,400	1,159,200

Diversified Financials (7.4%)
Affiliated Managers Group, Inc.§*	29,400	1,574,076
E*TRADE Financial Corp.*	249,600	2,850,432
Franklin Resources, Inc.	52,300	2,916,248
		7,340,756

Food & Drug Retailing (2.7%)
Whole Foods Market, Inc.	10,700	917,953
Wild Oats Markets, Inc.§*	205,000	1,771,200
		2,689,153

Healthcare Providers & Services (11.4%)
Accredo Health, Inc.*	17,250	406,583
AMERIGROUP Corp.§*	22,700	1,276,875
Centene Corp.*	48,600	2,069,388
Pediatrix Medical Group, Inc.*	48,600	2,665,710
Psychiatric Solutions, Inc.*	39,146	992,351
Select Medical Corp.	91,500	1,228,845
United Surgical Partners International, Inc.§*	76,500	2,627,775
		11,267,527

Hotels, Restaurants & Leisure (2.6%)
Panera Bread Co. Class A§*	27,500	1,032,350
Starwood Hotels & Resorts Worldwide, Inc.	33,000	1,531,860
		2,564,210

Household Durables (2.5%)
Yankee Candle Company, Inc.*	87,000	2,519,520

Internet Software & Services (1.8%)
Corillian Corp.§*	128,200	591,002
Digitas, Inc.*	157,600	1,218,248
		1,809,250

Media (5.3%)
Clear Channel Communications, Inc.	52,900	1,648,893
Netflix, Inc.§*	75,200	1,159,584
Radio One, Inc. Class A*	95,200	1,360,408
Univision Communications, Inc. Class A*	34,500	1,090,545
		5,259,430

	Number of Shares	Value
Multiline Retail (1.6%)
Dollar Tree Stores, Inc.*	59,600	1,606,220

Oil & Gas (2.4%)
Newfield Exploration Co.*	39,400	2,412,856

Pharmaceuticals (2.1%)
Sepracor, Inc.§*	42,100	2,053,638

Semiconductor Equipment & Products (5.5%)
Cymer, Inc.*	50,300	1,441,598
Integrated Circuit Systems, Inc.*	90,800	1,952,200
Tessera Technologies, Inc.*	90,900	2,008,890
		5,402,688

Software (2.6%)
Kanbay International, Inc.*	88,500	1,881,510
Ness Technologies, Inc.*	56,300	716,136
		2,597,646

Specialty Retail (4.3%)
Aeropostale, Inc.*	8,050	210,910
Gymboree Corp.*	57,400	826,560
Hot Topic, Inc.*	39,500	673,080
Urban Outfitters, Inc.§*	75,400	2,593,760
		4,304,310

TOTAL UNITED STATES		53,582,909

TOTAL COMMON STOCKS (Cost $76,280,150)		93,727,450

PREFERRED STOCKS (1.1%)
United States (1.1%)
Consumer Services (1.1%)
PRN Corp. *††	79,000	1,038,850

Internet Software & Services (0.0%)
Planetweb, Inc. *††	183,800	4,283

TOTAL PREFERRED STOCKS (Cost $1,709,331)		1,043,133

WARRANT (0.0%)
United States (0.0%)
Consumer Services (0.0%)
PRN Corp. strike $0.01, expires August 2011 *†† (Cost $0)	18,283	0

LIMITED PARTNERSHIPS (2.0%)
United States (2.0%)
Venture Capital (2.0%)
Austin Ventures VIII L.P. *††	253,335	209,142
CVC European Equity III L.P. *††	681,096	675,603
Madison Dearborn Capital Partners, Inc. *††	427,467	337,196
Oak Investment Partners X L.P. *††	1,040,252	773,818

TOTAL LIMITED PARTNERSHIPS (Cost $1,946,157)		1,995,759

	Number of Shares	Value
SHORT-TERM INVESTMENT (16.6%)
State Street Navigator Prime Fund§§ (Cost $16,449,340)	16,449,340	16,449,340

	Par (000)
SHORT-TERM INVESTMENT (0.8%)
State Street Bank and Trust Co. Euro Time Deposit, 1.000%, 10/01/04 (Cost $843,000)	843	843,000

TOTAL INVESTMENTS AT VALUE (115.0%) (Cost $97,227,978)		114,058,682

LIABILITIES IN EXCESS OF OTHER ASSETS (-15.0%)		(14,839,034)

NET ASSETS (100.0%)		$99,219,648

INVESTMENT ABBREVIATIONS

ADR = American Depositary Receipt

*                             Non-income producing security.

‡                              Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2004 these securities amounted to a value of $551,128 or 0.56% of net assets.

††                        Restricted security; not readily marketable; security is valued at fair value as determined in good faith by, or under the direction of,  the Board of Trustees.

§                             Security or portion thereof is out on loan.

§§                      Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  The Portfolio’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees.  The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

Restricted Securities – Certain investments of the Portfolio are restricted as to resale and are valued at fair value as  determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the  Board of Trustees. The table below shows the number of shares held, the acquisition dates, aggregate cost, fair value as of September 30, 2004, the value per share of such securities and percentage of net assets that the securities represent.   The final column represents the distributions received from each investment. The Portfolio does not have the right to demand that such securities be registered.

Security Description	Security Type	Number of Shares	Acquisition Date	Cost	Fair Value	Value Per Share	Percentage Of Net Asset Value	Distributions Received
Austin Ventures VIII L.P.	Ltd. Partnership	253,335	7/13/01	$210,513	$209,142	$0.83	0.21%	$39,584

CVC European Equity III L.P.	Ltd. Partnership	681,096	9/04/01	551,627	675,603	0.99	0.68%	167,737

Madison Dearborn Capital Partners, Inc.	Ltd. Partnership	427,467	4/02/01	349,178	337,196	0.79	0.34%	79,261

Oak Investment Partners X L.P.	Ltd. Partnership	1,040,252	1/18/01	834,838	773,818	0.74	0.78%	149,416

Planetweb, Inc.	Preferred Stock	183,800	9/08/00	998,331	4,283	0.04	0.00%	—

PRN Corp.	Preferred Stock	79,000	8/13/01	711,000	1,038,850	13.15	1.05%	—
PRN Corp.	Warrant	18,283	8/14/01	—	—	—	—	—
				$3,655,487	$3,038,892		3.06%	$435,998

Federal Income Tax Cost – At September 30, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were  $97,227,978, $22,093,735, $(5,263,031) and $16,830,704, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Credit Suisse Trust - Mid-Cap Growth Portfolio

Schedule of Investments

September 30, 2004 (unaudited)

	Number of Shares	Value
COMMON STOCKS (96.0%)
Aerospace & Defense (2.1%)
Alliant Techsystems, Inc.*	6,400	$387,200
L-3 Communications Holdings, Inc.	6,100	408,700
		795,900

Auto Components (1.6%)
Autoliv, Inc.	15,600	630,240

Biotechnology (5.2%)
Celgene Corp.*	5,000	291,150
Charles River Laboratories International, Inc.*	13,200	604,560
Genzyme Corp.*	17,200	935,852
ImClone Systems, Inc.*	3,600	190,260
		2,021,822

Chemicals (1.2%)
Monsanto Co.	12,900	469,818

Commercial Services & Supplies (6.4%)
Aramark Corp. Class B	22,000	531,080
Certegy, Inc.	10,200	379,542
Corporate Executive Board Co.	9,900	606,276
Education Management Corp.*	20,448	544,735
Monster Worldwide, Inc.*	17,000	418,880
		2,480,513

Communications Equipment (3.3%)
Avaya, Inc.*	35,200	490,688
Comverse Technology, Inc.*	22,800	429,324
Juniper Networks, Inc.*	8,000	188,800
Polycom, Inc.*	9,500	188,290
		1,297,102

Computers & Peripherals (3.1%)
Lexmark International, Inc. Class A*	8,100	680,481
NCR Corp.*	10,800	535,572
		1,216,053

Containers & Packaging (1.3%)
Ball Corp.	13,600	509,048

Diversified Financials (5.6%)
American Capital Strategies, Ltd.§	9,400	294,596
Chicago Mercantile Exchange§	2,700	435,510
E*TRADE Financial Corp.*	52,100	594,982
eSPEED, Inc. Class A*	23,400	230,022
Providian Financial Corp.*	38,700	601,398
		2,156,508

	Number of Shares	Value

Electronic Equipment & Instruments (1.3%)
Symbol Technologies, Inc.	40,300	509,392

Energy Equipment & Services (5.8%)
Baker Hughes, Inc.	9,500	415,340
BJ Services Co.	9,100	476,931
ENSCO International, Inc.	13,100	427,977
National-Oilwell, Inc.*§	14,400	473,184
Smith International, Inc.	7,800	473,694
		2,267,126

Food & Drug Retailing (1.1%)
Whole Foods Market, Inc.	5,200	446,108

Food Products (0.7%)
J.M. Smucker Co.	6,200	275,342

Healthcare Equipment & Supplies (2.2%)
Fisher Scientific International, Inc.*	7,800	454,974
Varian Medical Systems, Inc.	11,000	380,270
		835,244

Healthcare Providers & Services (6.9%)
AMERIGROUP Corp.*§	12,100	680,625
Anthem, Inc.*	6,100	532,225
Coventry Health Care, Inc.*	6,350	338,900
PacifiCare Health Systems, Inc.*	15,600	572,520
VCA Antech, Inc.*	27,400	565,262
		2,689,532

Hotels, Restaurants & Leisure (4.0%)
International Game Technology	11,500	413,425
MGM Mirage, Inc.*	15,400	764,610
Starwood Hotels & Resorts Worldwide, Inc.	8,500	394,570
		1,572,605

Insurance (4.4%)
AMBAC Financial Group, Inc.	9,900	791,505
Fidelity National Financial, Inc.	13,100	499,110
Radian Group, Inc.	8,800	406,824
		1,697,439

Internet Software & Services (6.3%)
Ask Jeeves, Inc.*§	20,500	670,555
McAfee, Inc.*	20,400	410,040
Openwave Systems, Inc.*§	48,733	429,825
SINA Corp.*§	15,000	382,350
VeriSign, Inc.*	28,300	562,604
		2,455,374

	Number of Shares	Value

Media (10.6%)
E.W. Scripps Co. Class A	14,000	668,920
Getty Images, Inc.*	14,500	801,850
Lamar Advertising Co.*	18,500	769,785
Netflix, Inc.*§	26,100	402,462
Pixar*§	5,200	410,280
Radio One, Inc. Class A*	23,200	331,528
Univision Communications, Inc. Class A*	13,900	439,379
Westwood One, Inc.*	14,400	284,688
		4,108,892

Oil & Gas (1.2%)
Newfield Exploration Co.*	7,600	465,424

Pharmaceuticals (4.5%)
Angiotech Pharmaceuticals, Inc.*	24,200	490,534
MannKind Corp.*§	4,600	92,184
Sepracor, Inc.*§	18,000	878,040
Valeant Pharmaceuticals International	12,000	289,440
		1,750,198

Road & Rail (1.6%)
C.H. Robinson Worldwide, Inc.	13,100	607,709

Semiconductor Equipment & Products (2.3%)
Integrated Circuit Systems, Inc.*§	17,500	376,250
Tessera Technologies, Inc.*§	23,000	508,300
		884,550

Software (5.7%)
Activision, Inc.*	40,800	565,896
Adobe Systems, Inc.	15,800	781,626
Hyperion Solutions Corp.*§	12,800	435,072
Quest Software, Inc.*§	38,500	428,120
		2,210,714

Specialty Retail (2.3%)
Staples, Inc.	17,100	509,922
Williams-Sonoma, Inc.*	10,500	394,275
		904,197

Textiles & Apparel (2.5%)
Coach, Inc.*	14,300	606,606
Columbia Sportswear Co.*	7,000	381,500
		988,106

	Number of Shares	Value

Wireless Telecommunication Services (2.8%)
Nextel Partners, Inc. Class A*§	65,000	1,077,700

TOTAL COMMON STOCKS (Cost $34,540,588)		37,322,656

SHORT-TERM INVESTMENT (13.7%)
State Street Navigator Prime Fund§§ (Cost $5,304,068)	5,304,068	5,304,068

	Par (000)
SHORT-TERM INVESTMENT (1.6%)
State Street Bank and Trust Co. Euro Time Deposit, 1.000%, 10/01/04 (Cost $639,000)	$639	639,000

TOTAL INVESTMENTS AT VALUE (111.3%) (Cost $40,483,656)		43,265,724

LIABILITIES IN EXCESS OF OTHER ASSETS (-11.3%)		(4,406,380)

NET ASSETS (100.0%)		$38,859,344

*              Non-income producing security.

§              Security or portion thereof is out on loan.

§§           Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  The Portfolio’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees.  The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

Federal Income Tax Cost – At September 30, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $40,483,656, $4,451,902, $(1,669,834) and $2,782,068, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders.  This information is also available on the Portfolio’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission - http://www.sec.gov.

Credit Suisse Trust - Small Cap Growth Portfolio

Schedule of Investments

September 30, 2004 (unaudited)

	Number of Shares	Value
COMMON STOCKS (94.8%)
Aerospace & Defense (0.3%)
KVH Industries, Inc.*§	292,100	$2,108,962

Agriculture (1.0%)
Delta and Pine Land Co.§	277,600	7,425,800

Banks (1.2%)
Boston Private Financial Holdings, Inc.§	334,300	8,344,128

Biotechnology (1.5%)
Nabi Biopharmaceuticals*§	619,200	8,284,896
Rigel Pharmaceuticals, Inc.*	102,900	2,603,370
		10,888,266

Building Products (0.8%)
Griffon Corp.*§	269,300	5,682,230

Commercial Services & Supplies (0.7%)
Universal Technical Institute, Inc.*§	171,400	5,172,852

Communications Equipment (2.0%)
Harmonic, Inc.*§	320,700	2,132,655
InterDigital Communications Corp.*§	551,600	9,002,112
Polycom, Inc.*§	176,100	3,490,302
		14,625,069

Computers & Peripherals (1.1%)
Avid Technology, Inc.*§	161,300	7,560,131

Containers & Packaging (1.1%)
Crown Holdings, Inc.*	744,800	7,678,888

Diversified Financials (3.6%)
Affiliated Managers Group, Inc.*§	133,550	7,150,267
eSPEED, Inc. Class A*§	551,647	5,422,690
Jefferies Group, Inc.§	207,200	7,142,184
Piper Jaffray Companies, Inc.*§	157,800	6,247,302
		25,962,443

Energy Equipment & Services (4.0%)
FMC Technologies, Inc.*§	287,500	9,602,500
Grey Wolf, Inc.*§	2,271,900	11,109,591
Newpark Resources, Inc.*§	1,379,700	8,278,200
		28,990,291

Food Products (2.9%)
American Italian Pasta Co. Class A§	158,400	4,142,160
Hain Celestial Group, Inc.*§	425,400	7,521,072
John B. Sanfilippo & Son, Inc.*	335,100	8,779,620
		20,442,852

Healthcare Equipment & Supplies (5.7%)
Align Technology, Inc.*§	464,200	7,092,976
American Medical Systems Holdings, Inc.*§	197,600	7,166,952
I-Flow Corp.*§	570,100	8,255,048
SonoSite, Inc.*§	302,700	7,885,335

	Number of Shares	Value

Wilson Greatbatch Technologies, Inc.*§	139,000	2,486,710
Wright Medical Group, Inc.*§	333,100	8,367,472
		41,254,493

Healthcare Providers & Services (9.1%)
Accredo Health, Inc.*§	61,200	1,442,484
Amedisys, Inc.*§	157,900	4,729,105
AMERIGROUP Corp.*§	186,600	10,496,250
Centene Corp.*§	235,300	10,019,074
Gentiva Health Services, Inc.*§	474,800	7,772,476
Kindred Healthcare, Inc.*§	375,200	9,154,880
Molina Healthcare, Inc.*§	113,500	4,029,250
Psychiatric Solutions, Inc.*§	405,900	10,289,565
United Surgical Partners International, Inc.*§	221,400	7,605,090
		65,538,174

Hotels, Restaurants & Leisure (2.1%)
Carmike Cinemas, Inc.	221,500	7,799,015
Panera Bread Co. Class A*§	195,600	7,342,824
		15,141,839

Insurance (3.0%)
Direct General Corp.§	239,218	6,918,185
Platinum Underwriters Holdings, Ltd.§	264,900	7,756,272
U.S.I. Holdings Corp.*§	487,200	6,650,280
		21,324,737

Internet & Catalog Retail (2.3%)
Coldwater Creek, Inc.§	379,100	7,911,817
J. Jill Group, Inc.*§	417,700	8,291,345
		16,203,162

Internet Software & Services (9.2%)
24/7 Real Media, Inc.§	970,200	3,715,866
Ask Jeeves, Inc.*§	354,600	11,598,966
Chordiant Software, Inc.*§	1,989,200	5,788,572
Digitas, Inc.*§	1,106,600	8,554,018
FileNET Corp.*§	313,000	5,464,980
MatrixOne, Inc.*§	1,469,788	7,437,127
Openwave Systems, Inc.*§	882,266	7,781,586
SINA Corp.*§	292,000	7,443,080
Sohu.Com, Inc.*§	213,400	3,548,842
webMethods, Inc.*§	883,600	4,700,752
		66,033,789

IT Consulting & Services (1.2%)
Titan Corp.*	624,100	8,718,677

Leisure Equipment & Products (1.0%)
RC2 Corp.*§	213,700	7,030,730

Machinery (1.1%)
Kennametal, Inc.§	167,300	7,553,595

Media (3.1%)
Aquantive, Inc.*§	821,400	7,926,510

	Number of Shares	Value

Cumulus Media, Inc. Class A*§	527,100	7,584,969
Emmis Communications Corp. Class A*§	391,100	7,063,266
		22,574,745

Metals & Mining (1.1%)
GrafTech International, Ltd.*§	579,200	8,079,840

Oil & Gas (3.1%)
Denbury Resources, Inc.*§	305,100	7,749,540
Remington Oil & Gas Corp.*§	283,200	7,434,000
Stone Energy Corp.*§	160,500	7,023,480
		22,207,020

Pharmaceuticals (6.6%)
Angiotech Pharmaceuticals, Inc.*§	438,800	8,894,476
Impax Laboratories, Inc.*§	443,600	6,813,696
Inspire Phamaceuticals, Inc.*§	523,800	8,239,374
Mannkind Corp.*§	81,400	1,631,256
Medicines Co.*§	323,800	7,816,532
Medicis Pharmaceutical Corp. Class A§	136,500	5,328,960
Sepracor, Inc.*§	169,800	8,282,844
		47,007,138

Semiconductor Equipment & Products (4.7%)
Asyst Technologies, Inc.*§	1,153,300	5,893,363
Axcelis Technologies, Inc.*§	411,800	3,409,704
Cymer, Inc.*§	200,100	5,734,866
Entegris, Inc.*§	607,800	5,069,052
Tessera Technologies, Inc.*§	423,900	9,368,190
Varian Semiconductor Equipment Associates, Inc.*§	126,600	3,911,940
		33,387,115

Software (9.4%)
Activision, Inc.*§	756,150	10,487,801
Agile Software Corp.*§	1,011,400	8,020,402
CallWave, Inc.*	32,600	311,330
Hyperion Solutions Corp.*§	188,200	6,396,918
Informatica Corp.*§	753,100	4,405,635
Quest Software, Inc.*§	707,300	7,865,176
Radiant Systems, Inc.*§	771,050	3,099,621
SkillSoft PLC ADR*§	635,705	4,252,866
Take-Two Interactive Software, Inc.*§	159,900	5,252,715
THQ, Inc.*§	489,900	9,533,454
TIBCO Software, Inc.*§	959,700	8,167,047
		67,792,965

Specialty Retail (7.8%)
Aeropostale, Inc.*§	258,400	6,770,080
Cost Plus, Inc.*§	201,300	7,121,994
Design Within Reach, Inc.*	230,200	3,957,138
Guitar Center, Inc.*§	214,500	9,287,850
Gymboree Corp.*§	495,300	7,132,320
Hot Topic, Inc.*§	416,100	7,090,344
Linens ‘n Things, Inc.*§	315,500	7,310,135
Sports Authority, Inc.*§	311,800	7,233,760
		55,903,621

	Number of Shares	Value

Textiles & Apparel (4.1%)
Deckers Outdoor Corp.*§	310,400	10,553,600
K-Swiss, Inc. Class A§	410,800	7,907,900
Tommy Hilfiger Corp.*§	518,400	5,116,608
Warnaco Group, Inc.*§	278,400	6,188,832
		29,766,940

TOTAL COMMON STOCKS (Cost $661,696,945)		680,400,492

PREFERRED STOCK (0.0%)
Internet Software & Services (0.0%)
Planetweb, Inc.*††
(Cost $3,944,440)	726,200	16,920

WARRANT (0.0%)
Electronic Equipment & Instruments (0.0%)
APW, Ltd. expires 7/31/09*^
(Cost $0)	360	0

SHORT-TERM INVESTMENT (25.1%)
State Street Navigator Prime Fund§§
(Cost $180,067,290)	180,067,290	180,067,290

	Par (000)
SHORT-TERM INVESTMENT (4.4%)
State Street Bank and Trust Co. Euro Time Deposit, 1.000%, 10/01/04
(Cost $31,492,000)	$31,492	31,492,000

TOTAL INVESTMENTS AT VALUE (124.3%) (Cost $877,200,675)		891,976,702

LIABILITIES IN EXCESS OF OTHER ASSETS (-24.3%)		(174,108,405)

NET ASSETS (100.0%)		$717,868,297

*                                         Non-income producing security.

^                                          Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

††                                    Restricted security, not readily marketable; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

§                                         Security or portion thereof is out on loan.

§§                                  Represent security purchased with cash collateral received for securities on loan.

Security Valuation- The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The Portfolio’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees.  The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

Restricted Securities – Certain investments of the Portfolio are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The table below shows the number of shares held, the acquisition date, aggregate cost, fair value as of September 30, 2004, the value per share of such security and percentage of net assets that the security represents. The final column represents the distributions received from each investment. The Portfolio does not have the right to demand that such securities be registered.

Security Description	Security Type	Number of Shares	Acquisition Date	Cost	Fair Value	Value Per Share	Percentage Of Net Asset Value	Distributions Received

Planetweb, Inc.	Preferred Stock	726,200	9/08/00	$3,944,440	$16,920	0.02	0.00%	$0

Federal Income Tax Cost – At September 30, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $877,200,675, $94,511,878, $(79,735,851) and $14,776,027, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Credit Suisse Trust - Blue Chip Portfolio

Schedule of Investments

September 30, 2004 (unaudited)

	Number of Shares	Value
COMMON STOCKS (99.2%)
Aerospace & Defense (2.2%)
United Technologies Corp.	3,000	$280,140

Air Freight & Couriers (1.4%)
FedEx Corp.	2,100	179,949

Banks (8.4%)
Bank of America Corp.	4,300	186,319
Northern Trust Corp.	4,500	183,600
U.S. Bancorp	7,000	202,300
Wachovia Corp.	4,700	220,665
Wells Fargo & Co.	4,500	268,335
		1,061,219

Beverages (3.0%)
Anheuser-Busch Companies, Inc.	1,700	84,915
PepsiCo, Inc.	6,000	291,900
		376,815

Building Products (1.0%)
American Standard Companies, Inc.*	3,300	128,403

Chemicals (2.0%)
PPG Industries, Inc.	4,100	251,248

Commercial Services & Supplies (3.0%)
Automatic Data Processing, Inc.	3,500	144,620
Avery Dennison Corp.	3,500	230,230
		374,850

Communications Equipment (3.4%)
Cisco Systems, Inc.*	12,300	222,630
Qualcomm, Inc.	2,000	78,080
Scientific-Atlanta, Inc.	4,900	127,008
		427,718

Computers & Peripherals (4.5%)
Dell, Inc.*	4,000	142,400
EMC Corp.*	5,000	57,700
International Business Machines Corp.	2,600	222,924
Network Appliance, Inc.*	6,200	142,600
		565,624

Diversified Financials (5.9%)
Capital One Financial Corp.	2,900	214,310
Citigroup, Inc.	6,700	295,604
Merrill Lynch & Company, Inc.	4,700	233,684
		743,598

Diversified Telecommunication Services (2.1%)
Verizon Communications, Inc.	6,900	271,722

Food & Drug Retailing (1.7%)
CVS Corp.	5,000	210,650

	Number of Shares	Value

Food Products (2.8%)
Dean Foods Co.*	5,100	153,102
Kellogg Co.	4,700	200,502
		353,604

Healthcare Equipment & Supplies (4.5%)
Biomet, Inc.	4,400	206,272
Boston Scientific Corp.*	3,200	127,136
St. Jude Medical, Inc.*	3,100	233,337
		566,745

Household Products (2.3%)
Clorox Co.	3,200	170,560
Procter & Gamble Co.	2,300	124,476
		295,036

Industrial Conglomerates (5.8%)
General Electric Co.	13,400	449,972
Tyco International, Ltd.	9,300	285,138
		735,110

Insurance (4.0%)
Hartford Financial Services Group, Inc.	4,800	297,264
Prudential Financial, Inc.	4,600	216,384
		513,648

Machinery (1.3%)
Caterpillar, Inc.	2,000	160,900

Media (6.4%)
Clear Channel Communications, Inc.	3,800	118,446
EchoStar Communications Corp. Class A*	5,900	183,608
Omnicom Group, Inc.	2,500	182,650
Tribune Co.	3,800	156,370
Viacom, Inc. Class B	5,100	171,156
		812,230

Multiline Retail (3.2%)
J.C. Penney Company, Inc.	6,400	225,792
Wal-Mart Stores, Inc.	3,500	186,200
		411,992

Oil & Gas (7.9%)
ConocoPhillips	4,700	389,395
Devon Energy Corp.	2,700	191,727
Exxon Mobil Corp.	8,600	415,638
		996,760

Paper & Forest Products (1.4%)
MeadWestvaco Corp.	5,400	172,260

Personal Products (1.3%)
Avon Products, Inc.	3,800	165,984

Pharmaceuticals (8.7%)
Eli Lilly & Co.	2,400	144,120
Johnson & Johnson	5,300	298,549

	Number of Shares	Value

Pfizer, Inc.	9,400	287,640
Schering-Plough Corp.	11,800	224,908
Sepracor, Inc.*	3,000	146,340
		1,101,557

Semiconductor Equipment & Products (2.6%)
Applied Materials, Inc.*	8,000	131,920
Intel Corp.	9,700	194,582
		326,502

Software (5.0%)
Electronic Arts, Inc.*	2,600	119,574
Microsoft Corp.	13,000	359,450
Symantec Corp.*	2,800	153,664
		632,688

Specialty Retail (3.4%)
Best Buy Company, Inc.	2,700	146,448
Ross Stores, Inc.	5,400	126,576
TJX Companies, Inc.	7,300	160,892
		433,916

TOTAL COMMON STOCKS (Cost $11,777,513)		12,550,868

TOTAL INVESTMENTS AT VALUE (99.2%) (Cost $11,777,513)		12,550,868

OTHER ASSETS IN EXCESS OF LIABILITIES (0.8%)		103,479

NET ASSETS (100.0%)		$12,654,347

*              Non-income producing security.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  The Portfolio’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees.  The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

Federal Income Tax Cost – At September 30, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $11,777,513, $1,338,523, $(565,168) and $773,355, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Credit Suisse Trust - Small Cap Value Portfolio

Schedule of Investments

September 30, 2004 (unaudited)

	Number of Shares	Value
COMMON STOCKS (93.2%)
Aerospace & Defense (0.5%)
DRS Technologies, Inc.*	2,470	$92,477

Auto Components (0.8%)
Modine Manufacturing Co.	4,770	143,625

Banks (12.2%)
Alabama National Bancorp.	3,800	227,506
Century Bancorp, Inc. Class A§	1,900	60,325
First Financial Holdings, Inc.	6,170	192,874
FirstFed Financial Corp.*	7,360	359,757
FirstMerit Corp.	6,120	160,987
Independent Bank Corp.	7,090	219,152
NewAlliance Bancshares, Inc.	17,600	252,560
Prosperity Bancshares, Inc.§	10,300	275,216
Susquehanna Bancshares, Inc.	8,170	200,982
Webster Financial Corp.	5,550	274,114
		2,223,473

Building Products (0.8%)
Griffon Corp.*§	7,300	154,030

Chemicals (3.1%)
Cambrex Corp.	4,100	89,995
Crompton Corp.	24,900	236,301
H.B. Fuller Co.	8,670	237,558
		563,854

Commercial Services & Supplies (3.2%)
Banta Corp.	8,780	349,005
Watson Wyatt & Company Holdings	9,030	237,489
		586,494

Construction & Engineering (1.3%)
EMCOR Group, Inc.*	6,450	242,649

Construction Materials (1.1%)
Eagle Materials, Inc.§	2,700	192,510

Containers & Packaging (2.9%)
AptarGroup, Inc.	7,980	350,881
Crown Holdings, Inc.	17,500	180,425
		531,306

Distribution & Wholesale (0.3%)
Brightpoint, Inc.*§	3,000	51,600

Diversified Financials (3.3%)
Apollo Investment Corp.	12,900	182,535

	Number of Shares	Value

Assured Guaranty, Ltd.	10,000	166,600
eSPEED, Inc. Class A*	13,600	133,688
Piper Jaffray Companies, Inc.*§	3,200	126,688
		609,511

Electric Utilities (3.0%)
Empire District Electric Co.§	7,900	162,345
NRG Energy, Inc.*	8,300	223,602
OGE Energy Corp.	6,510	164,247
		550,194

Electrical Equipment (4.1%)
AMETEK, Inc.	6,620	200,718
Brady Corp.	6,220	303,350
Rayovac Corp.*§	9,100	239,785
		743,853

Electronic Equipment & Instruments (4.9%)
Electro Scientific Industries, Inc.*§	7,820	135,677
OSI Systems, Inc.*§	7,200	115,920
Rogers Corp.*§	3,770	160,187
Roper Industries, Inc.	1,890	108,600
Varian, Inc.*	6,730	254,865
Woodhead Industries, Inc.	8,510	117,438
		892,687

Energy Equipment & Services (3.5%)
Oceaneering International, Inc.*	8,970	330,455
Varco International, Inc.*	11,520	308,966
		639,421

Food & Drug Retailing (1.5%)
Ruddick Corp.	13,780	270,639

Food Products (2.3%)
Del Monte Foods Co.*	19,800	207,702
Sensient Technologies Corp.§	9,970	215,751
		423,453

Gas Utilities (1.9%)
National Fuel Gas Co.	5,130	145,333
WGL Holdings, Inc.	6,960	196,690
		342,023

Healthcare Equipment & Supplies (6.7%)
Arrow International, Inc.	14,100	421,590
Cooper Companies, Inc.	4,640	318,072
Invacare Corp.§	7,660	352,360
STERIS Corp.*	6,200	136,028
		1,228,050

	Number of Shares	Value

Healthcare Providers & Services (1.9%)
LifePoint Hospitals, Inc.*§	4,800	144,048
Service Corp. International*	33,000	204,930
		348,978

Hotels, Restaurants & Leisure (2.4%)
Carmike Cinemas, Inc.	7,400	260,554
Marcus Corp.	9,360	182,239
		442,793

Household Durables (0.9%)
Ethan Allen Interiors, Inc.	4,530	157,418

Industrial Conglomerates (2.8%)
Carlisle Companies, Inc.	4,660	297,914
Teleflex, Inc.	4,900	208,250
		506,164

Insurance (5.1%)
American Physicians Capital, Inc.*	8,200	251,084
Platinum Underwriters Holdings, Ltd.	11,100	325,008
ProAssurance Corp.*	5,100	178,602
Selective Insurance Group, Inc.	4,500	167,400
		922,094

IT Consulting & Services (0.9%)
Keane, Inc.*	10,940	168,038

Machinery (6.1%)
Albany International Corp. Class A	5,800	172,898
ESCO Technologies, Inc.*	5,330	361,161
Flowserve Corp.*	7,720	186,669
Robbins & Myers, Inc.	4,190	92,180
The Manitowoc Company, Inc.	8,550	303,183
		1,116,091

Media (1.5%)
Harte-Hanks, Inc.	11,040	276,110

Metals & Mining (2.2%)
GrafTech International, Ltd.*	18,800	262,260
Quanex Corp.§	2,600	133,328
		395,588

Oil & Gas (4.0%)
Denbury Resources, Inc.*	11,100	281,940
Forest Oil Corp.*	6,000	180,720

	Number of Shares	Value

Houston Exploration Co.*	1,700	100,895
Range Resources Corp.	9,300	162,657
		726,212

Real Estate (1.0%)
HRPT Properties Trust	15,700	172,543

Road & Rail (3.0%)
Laidlaw International, Inc.*	15,400	253,330
Werner Enterprises, Inc.	15,566	300,579
		553,909

Specialty Retail (2.8%)
CSK Auto Corp.*	16,100	214,452
Hughes Supply, Inc.	6,600	198,462
Sports Authority, Inc.*	4,200	97,440
		510,354

Textiles & Apparel (1.2%)
Warnaco Group, Inc.*§	9,400	208,962

TOTAL COMMON STOCKS (Cost $13,596,742)		16,987,103

SHORT-TERM INVESTMENT (9.9%)
State Street Navigator Prime Fund§§ (Cost $1,809,825)	1,809,825	1,809,825

	Par
	(000)
SHORT-TERM INVESTMENT (6.0%)
State Street Bank and Trust Co. Euro Time Deposit, 1.000%, 10/01/04 (Cost $1,100,000)	$1,100	1,100,000

TOTAL INVESTMENTS AT VALUE (109.1%) (Cost $16,506,567)		19,896,928

LIABILITIES IN EXCESS OF OTHER ASSETS (-9.1%)		(1,663,146)

NET ASSETS (100.0%)		$18,233,782

*                                         Non-income producing security.

§                                         Security or portion thereof is out on loan.

§§                                  Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  The Portfolio’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees.  The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

Federal Income Tax Cost – At September 30, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $16,506,567, $3,735,131, $(344,770) and $3,390,361, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders.  This information is also available on the Portfolio’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission - http://www.sec.gov.

Item 2:                                                          Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                          Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE TRUST

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	November 24, 2004

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	November 24, 2004